Share-Based Payment to Directors and Management	12 Months Ended
Jun. 30, 2024
Share-Based Payment to Directors and Management [Abstract]
SHARE-BASED PAYMENT TO DIRECTORS AND MANAGEMENT

24.    SHARE-BASED PAYMENT TO DIRECTORS AND MANAGEMENT

Total costs arising from share-based payment transactions recognised as an expense during the year were as follows:

	30 June 2024 $	30 June 2023 $
Issue of RSUs to Directors and management(i)	608,156	—
	608,156	—

(i)      RSUs to Directors and Management

On 7 June 2024, the Company issued 955,000 restricted stock units (RSU’s) to directors and management of the Company. The RSU’s are subject to the following vesting conditions:

•        Tranche A (545,000 RSU’s) — RSU’s for persons located outside of Australia and shall vest in full on 7 June 2025, subject to the participant not experiencing a termination of employment or service with the Company or its subsidiaries on or prior to the vesting date.

•        Tranche B (340,000 RSU’s) — RSU’s for participants located outside of Australia and shall vest in equal instalments on each of the first three anniversaries of the vesting commencement date (being 7 June 2025, 7 June 2026 and 7 June 2027), subject to the participant not experiencing a termination of employment or service with the Company or its subsidiaries on or prior to the vesting date

•        Tranche C (70,000 RSU’s) — RSU’s for participants located in Australia and shall vest in equal instalments on each of the first three anniversaries of 1 July 2023, subject to the participant not experiencing a termination of employment or service with the Company or its subsidiaries on or prior to the vesting date.

The RSU’s have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. The total valuation of the RSU’s is $9,825,100 with an amount of $608,156 booked in the accounts at 30 June 2024.

	Number of RSU’s	Grant date	Expiry Date	Fair value at grant date $ per right	Vesting conditions
Directors and Managers	545,000	7 June 2024	7 June 2025	$10.28	Tranche B
Directors and Managers	340,000	7 June 2024	7 June 2027	$10.28	Tranche C
Directors and Managers	70,000	1 July 2023	1 July 2027	$10.39	Tranche D